Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Leasehold improvements	46,392,697	58,329,033	8,378,440
Furniture, fixtures and equipment	29,534,670	30,852,788	4,431,726
Motor vehicles	4,281,395	3,701,461	531,682
Total	80,208,762	92,883,282	13,341,848
Accumulated depreciation	(43,941,720)	(64,601,406)	(9,279,411)
Deconsolidation	—	(447,116)	(64,224)
Property and equipment, net	36,267,042	27,834,760	3,998,213

Depreciation expense was RMB10,902,651,  RMB13,416,578 and RMB20,659,686 for the years ended December 31, 2017, 2018 and 2019, respectively.